Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of deferred tax assets and liabilities

(in thousands of USD)	Balance at Jan 1, 2016	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2016
Provisions	169	(121)	—	(17)	31
Employee benefits	23	15	—	(1)	37
Unused tax losses & tax credits	743	220	—	(67)	896
Total	935	114	—	(85)	964

	Balance at Jan 1, 2017	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2017
Provisions	31	(32)	—	2	1
Employee benefits	37	2	—	5	44
Unused tax losses & tax credits	896	1,473	—	73	2,442
Total	964	1,443	—	80	2,487

	Balance at Jan 1, 2018	Recognized in income	Recognized in equity	Translation differences	Balance at Dec 31, 2018
Provisions	1	(1)	—	—	—
Employee benefits	44	(5)	—	(2)	37
Unused tax losses & tax credits	2,442	(195)	—	(29)	2,218
Total	2,487	(201)	—	(31)	2,255
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2018		December 31, 2017
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	274	—	357	—
Taxable temporary differences	8	(12,162)	7	(14,231)
Tax losses & tax credits	86,568	—	89,528	—
	86,850	(12,162)	89,892	(14,231)
Offset	(12,162)	12,162	(14,231)	14,231
Total	74,688	—	75,661	—
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Provisions	1	—	1
Employee benefits	44	—	44
Unused tax losses & tax credits	2,442	—	2,442
	2,487	—	2,487
Offset	—	—
Balance at December 31, 2017	2,487	—

Employee benefits	37	—	37
Unused tax losses & tax credits	2,218	—	2,218
	2,255	—	2,255
Offset	—	—
Balance at December 31, 2018	2,255	—